RESERVES (Tables)	6 Months Ended
Dec. 31, 2025
Disclosure of reserves within equity [abstract]
Schedule of Reserves

	December 31, 2025	June 30, 2025
	US$	US$
Share-based payments reserve	10,345,002	6,469,201
Foreign currency translation reserve	(1,473,551)	(2,780,397)
	8,871,451	3,688,804

Schedule of Movements in Share-based Payments Reserve
Movements in share-based payments reserve during the period

	Number of Unlisted Options	Number of Performance Rights	No. of Restricted Stock Units	US$
Six months ended December 31, 2025
Opening balance at June 30, 2025	12,904,118	7,504,409	4,798,225	6,469,201
Grant of employee options, rights and RSUs	235,000	109,000	130,875	-
Exercise of options, rights and RSUs	(2,118,279)	-	(347,306)	(790,048)
Expiry of options/ rights	(8,000,000)	(150,000)	-	-
Lapse/forfeiture of employee rights and RSUs	-	(80,000)	-	-
Share-based payment expense	-	-	-	4,665,849
Closing balance at December 31, 2025	3,020,839	7,383,409	4,581,794	10,345,002

Six months ended December 31, 2024
Opening balance at June 30,2024	11,749,372	27,469,335	4,377,034	13,440,265
Grant of employee rights and RSUs	-	1,815,000	195,076	-
Exercise of options, rights and RSUs	(900,000)	-	-	-
Conversion of rights and RSUs	-	(22,273,335)	(476,494)	(13,408,065)
Expiry of employee rights	-	(90,000)	-	-
Share-based payment expense	-	-	-	6,908,182
Closing balance at December 31, 2024	10,849,372	6,921,000	4,095,616	6,940,382